Tax On Profit On Ordinary Activities (Tables)	12 Months Ended
Jun. 30, 2022
Income Taxes [Abstract]
Summary of analysis of charge/(credit) in the year
Analysis of charge / (credit) in the year

	2022 £’000	2021 £’000 (Restated) (1)	2020 £’000 (Restated) (1)
U.K. corporation tax based on the results for the year ended 30 June 2022 at 19% (2021 : 19%, 2020: 19%)	£7,970	£3,628	£1,088
Overseas tax	11,859	10,276	4,953
Adjustment in respect of prior periods	751	20	(788)
Current Tax	20,580	13,924	5,253
Deferred Tax	(1,294)	(3,006)	(1,880)
Total tax	£19,286	£10,918	£3,373
(1) Restated to include the effect of IFRIC agenda decision on cloud configuration and customisation costs (refer to note 3C for details) and making separate disclosure for the current tax adjustment in respect of prior periods.

Reconciliation of the tax rate on group profits
Reconciliation of the tax rate on group profits

	2022		2021 (Restated) (1)		2020 (Restated) (1)
	£’000	%	£’000	%	£’000	%
Profit on ordinary activities before taxation	£102,379		£54,368		£23,364
Profit on ordinary activities at U.K. statutory rate	19,452	19.0	10,330	19.0	4,439	19.0
Differences in overseas tax rates	(2,467)	(2.4)	(1,150)	(2.1)	(912)	(3.9)
Impact of share-based compensation	1,223	1.2	897	1.5	400	1.7
Utilisation of previously unrecognised tax losses	—	—	—	—	(97)	(0.4)
Nontaxable gain on sale of subsidiary	—	—	—	—	(421)	(1.8)
Other permanent differences	(1,359)	(1.3)	201	0.4	69	0.3
Adjustments related to prior periods	(502)	(0.5)	(300)	(0.6)	(221)	(0.9)
Tax on unremitted earnings/withholding tax on dividends	2,876	2.8	852	1.6	399	1.7
Impact of rate change on deferred tax	63	0.1	88	0.2	(283)	(1.2)
Total	£19,286	18.8%	£10,918	20.1%	£3,373	14.4%
(1) Restated to include the effect of IFRIC agenda decision on cloud configuration and customisation costs (refer to note 3C for details).

Summary of tax on items charged to equity and statement of comprehensive income
Tax on items charged to equity and statement of comprehensive income

	2022 £’000	2021 £’000	2020 £’000
Deferred tax - share-based compensation	£5,101	£(3,270)	£(1,015)
Current tax - share-based compensation	(8,290)	(6,639)	(2,821)
Total credit to equity and statement of comprehensive income	£(3,189)	£(9,909)	£(3,836)